Income Taxes Relating to Continuing Operations - Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before income tax	$ (98,906)	$ (67,362)	$ (50,343)
Tax at the domestic rates applicable to profits in the country concerned	(21,554)	(14,913)	(9,634)
Tax effect of expenses that are not deductible for tax purposes	3,431	990	82
Adjustments in respect of prior years	0	0	(1,063)
Unrecognized loss carryforwards and deductible temporary differences	18,125	13,923	9,552
Income tax expense (benefit)	$ 2	$ 0	$ (1,063)